Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventories:
Finished goods	$ 430.4	$ 349.6
Work in process	518.8	508.1
Raw materials, supplies and other	206.9	211.9
FIFO inventory	1,156.1	1,069.6
Less: Excess of FIFO cost over LIFO cost	(130.6)	(126.8)
Net inventories	$ 1,025.5	$ 942.8
Percentage of LIFO Inventory	25.00%	22.00%